Trade and Other Receivables - Schedule of Trade Receivables and Other Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Net carrying amount [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 3,908	$ 3,285
Loans to customers	114	142
Interest receivable	11	4
Other receivables	510	522
Current trade and other receivable	4,543	3,953
Neither Impaired Nor Past Due on the Reporting Date [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	3,675	3,074
Loans to customers	79	86
Interest receivable	10	4
Other receivables	452	416
Current trade and other receivable	4,216	3,580
Not Impaired as of the Reporting Date and Past [member] | Less Than 30 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	155	155
Loans to customers	7	3
Other receivables	10	2
Current trade and other receivable	171	161
Not Impaired as of the Reporting Date and Past [member] | Between 30 and 59 Day [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	50	37
Loans to customers	2	2
Other receivables	9	16
Current trade and other receivable	61	55
Not Impaired as of the Reporting Date and Past [member] | Between 60 and 89 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	15	10
Loans to customers	6	50
Interest receivable	1
Other receivables	3	5
Current trade and other receivable	25	66
Not Impaired as of the Reporting Date and Past [member] | More Than 90 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	14	8
Loans to customers	20
Other receivables	36	83
Current trade and other receivable	$ 70	$ 91